Revenues - Detailed Information about Revenue (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Revenues [Abstract]
Sales	$ 261,072	$ 216,644	$ 159,387
Production incentive program			1,988
Revenues from construction contracts	710	778	455
Turnover tax	(8,969)	(7,322)	(5,694)
Revenues	$ 252,813	$ 210,100	$ 156,136